SCHEDULE OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (2,329,198)	$ (2,239,967)	$ (1,323,726)
Interest income	9,419	1,392	3,207
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,595,982	6,237,488	4,590,803
Foreign currency translation adjustment	(1,040,285)	(2,855,701)	612,806
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	3,502,408	3,389,032	5,219,776
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(846,930)	(972,215)	(68,722)
Interest income	2	5	13
Equity in earnings of subsidiaries and VIEs	5,442,910	7,209,698	4,659,512
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,595,982	6,237,488	4,590,803
Foreign currency translation adjustment	(1,050,274)	(2,853,392)	610,323
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 3,545,708	$ 3,384,096	$ 5,201,126